Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,965,017)		$ (1,143,860)		$ (7,428,461)	$ (6,314,649)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	103,366	[1]	60,677	[1]	341,083	239,009
Stock-based compensation and professional fees	2,435,625		98,000		2,852,648	3,616,700
Amortization of debt discount			36,785		208,006	1,454
Fair value of options and warrants granted	233,712				241,336
Contributed services						210,000
Lease costs					(9,144)	1,877
Change in operating assets and liabilities:
Accounts receivable	107,901		90,491		39,643	(61,152)
Inventory	28,344		(43,480)		17,098	5,083
Prepaid expenses and other assets	69,731		(163,113)		(265,611)	88,052
Accounts payable	106,247		(14,083)		(49,269)	118,038
Accrued expenses	97,931		(20,503)		7,134	(18,023)
Contract liabilities	(57,026)		343,517		(902)	40,692
Lease liability	(33)		(6)
Accrued compensation	(102,532)		187,559		(48,995)	69,041
NET CASH USED IN OPERATING ACTIVITIES	(941,751)		(568,016)		(4,095,434)	(2,003,878)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(18,247)				(63,801)	(30,172)
Investment in internal-use software	(105,112)				(372,588)
NET CASH USED IN INVESTING ACTIVITIES	(123,359)				(436,389)	(30,172)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants					489,002	1,005,249
Proceeds from convertible notes payable			275,001		275,002	475,000
Proceeds from sale of common stock in offering					4,179,500
Proceeds from warrant exercise					878,708
Proceeds from related party advances	15,816					298,361
Proceeds from notes payable					236,500
Payments on notes payable					(236,500)
Repayment of due to related party	(9,206)		(10,746)		(23,038)	(793,458)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,610		264,255		5,799,174	985,152
NET DECREASE IN CASH	(1,058,500)		(303,761)		1,267,351	(1,048,898)
CASH, beginning of period	1,970,719		703,368		703,368	1,752,266
CASH, end of period	912,219		399,607		1,970,719	703,368
Cash paid for:
Interest	1,645		2,404		93,314	5,033
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Increase in intangible assets and equity for asset acquisition						545,625
Increase in debt discount and additional paid-in capital					76,802	132,658
Increase in common stock and additional paid-in capital issued for conversion of debt					$ 808,532
Fair value of options and warrants granted	233,712
Contributed services	$ 64,615

[1]	Depreciation is recorded in Safe-Pro USA, Airborne Response and Safe Pro AI in cost of sales on the Company’s condensed consolidated unaudited statement of operations in cost of sales and has been described above, separately.